Statements Of Changes In Equity (USD $)	Share Capital [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Treasury Shares [Member]	Non-Controlling Interest [Member]	Total Comprehensive Income [Member]	Total
Balance, value at Dec. 31, 2008	$ 11,892,000	$ 300,227,000	$ (13,573,000)	$ 429,608,000	$ (4,321,000)	$ 76,475,000		$ 800,308,000
Balance, shares at Dec. 31, 2008	42,079,452
Exercise of options, value	114,000	9,757,000						9,871,000
Exercise of options, shares	451,443							619,451
Stock-based compensation		5,134,000						5,134,000
Dividends paid				(76,172,000)				(76,172,000)
Purchase of subsidiary shares from non-controlling interest		(42,991,000)				(67,259,000)		(110,250,000)
Other comprehensive income, net of tax:
Unrealized gain (loss) on derivative instruments, net of tax			(11,381,000)			(97,000)	(11,478,000)	(11,478,000)
Foreign currency translation differences			1,367,000			1,517,000	2,884,000	2,884,000
Unrealized pension income (loss), net of tax			1,910,000				1,910,000	1,910,000
Unrealized income (loss) on available for sale securities, net of tax			6,350,000			124,000	6,474,000	6,474,000
Cumulative effect from adoption of FSP 115-2 (codified in ASC 320-10, Investments - Debt and Equity Securities), net of $ 1,772 tax expense			(7,086,000)	7,086,000
Net income attributable to non-controlling interests						13,566,000	13,566,000	13,566,000
Net income attributable to Elbit Systems Ltd. shareholders				214,947,000			214,947,000	214,947,000
Total comprehensive income							228,303,000
Balance, value at Dec. 31, 2009	12,006,000	272,127,000	(22,413,000)	575,469,000	(4,321,000)	24,326,000		857,194,000
Balance, shares at Dec. 31, 2009	42,530,895
Exercise of options, value	44,000	3,546,000						3,590,000
Exercise of options, shares	162,445							223,020
Stock-based compensation		5,211,000						5,211,000
Tax benefit in respect of options exercised		710,000						710,000
Dividends paid				(63,137,000)				(63,137,000)
Fair value of non-controlling interests related to the acquisition of ITL						4,298,000		4,298,000
Other comprehensive income, net of tax:
Unrealized gain (loss) on derivative instruments, net of tax			6,668,000			119,000	6,787,000	6,787,000
Foreign currency translation differences			2,991,000			(1,154,000)	1,837,000	1,837,000
Unrealized pension income (loss), net of tax			(2,781,000)				(2,781,000)	(2,781,000)
Unrealized income (loss) on available for sale securities, net of tax			(2,925,000)				(2,925,000)	(2,925,000)
Net income attributable to non-controlling interests						11,543,000	11,543,000	11,543,000
Net loss attributable to non-controlling interest from discontinued operation						(374,000)	(374,000)	(374,000)
Net income attributable to Elbit Systems Ltd. shareholders				183,498,000			183,498,000	183,498,000
Total comprehensive income							197,585,000
Balance, value at Dec. 31, 2010	12,050,000	281,594,000	(18,460,000)	695,830,000	(4,321,000)	38,758,000		1,005,451,000
Balance, shares at Dec. 31, 2010	42,693,340							42,693,340
Exercise of options, value	43,000	3,790,000						3,833,000
Exercise of options, shares	154,816							226,965
Stock-based compensation		1,996,000						1,996,000
Tax benefit in respect of options exercised		169,000						169,000
Dividends paid				(61,633,000)				(61,633,000)
Purchase of treasury shares	(240,368)				(10,101,000)			(10,101,000)
Purchase of subsidiary shares from non-controlling interest		(55,142,000)				(15,858,000)		(71,000,000)
Other comprehensive income, net of tax:
Unrealized gain (loss) on derivative instruments, net of tax			(20,025,000)				(20,025,000)	(20,025,000)
Foreign currency translation differences			(5,597,000)			504,000	(5,093,000)	(5,093,000)
Unrealized pension income (loss), net of tax			(15,807,000)				(15,807,000)	(15,807,000)
Realized loss on available for sale securities, net of $250 tax expanse			3,663,000				3,663,000	3,663,000
Net income attributable to non-controlling interests						(508,000)	(508,000)	(508,000)
Net loss attributable to non-controlling interest from discontinued operation						6,487,000	6,487,000	6,487,000
Net income attributable to Elbit Systems Ltd. shareholders				90,288,000			90,288,000	90,288,000
Total comprehensive income							59,005,000
Balance, value at Dec. 31, 2011	$ 12,093,000	$ 232,407,000	$ (56,226,000)	$ 724,485,000	$ (14,422,000)	$ 29,383,000		$ 927,720,000
Balance, shares at Dec. 31, 2011	42,607,788							42,607,788